Related Party Transactions (Details) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Advance from affiliate for working capital
Accounts receivable - oil and gas sales		1,130,058		436,830	7,588
Mr. Jason Hoisager [Member]
Related Party Transaction [Line Items]
Ownership interest of Hoisager		100.00%
Advance from affiliate for working capital		780,753
Joint interest in owed Petroleum		11,920,783		3,695,119	42,238
Capital cost paid for wells		5,855,814		3,589,903
Accounts receivable - oil and gas sales		954,645		425,372	702
Payment of general and administrative expenses	$ 32,977		$ 65,955	$ 131,950	$ 93,845	$ 30,071